Securities Act Registration No. 333-95817
Investment Company Act Registration No. 811-09749

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[√]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 17	[√]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[√]
Amendment No. 19

LIFETIME ACHIEVEMENT FUND, INC.
(Exact Name of Registrant as Specified in Charter)

15858 West Dodge Road, Suite 310
Omaha, Nebraska  68118
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  402-330-1166

Manarin Investment Counsel, Ltd.
15858 West Dodge Road, Suite 310
Omaha, Nebraska  68118
(Name and Address of Agent for Service)

Copy to:
JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio  45202

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this filing meets all of the requirements for the effectiveness of the Registration Statement under Rule 485(b) and it has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Omaha and State of Nebraska on the 20th day of May, 2011.

LIFETIME ACHIEVEMENT FUND, INC.
(Registrant)

By:	/s/ Roland R. Manarin
Roland R. Manarin, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Aron D. Huddleston	Vice President	May 20, 2011
Aron D. Huddleston

/s/ Lynn Bowley
Lynn Bowley	Treasurer (Principal	May 20, 2011
Accounting Officer/
Principal Financial Officer)

	Director	May 20, 2011
Jerry Vincentini*

	Director	May 20, 2011
Dr. Bodo W. Treu*

	Director	May 20, 2011
Mark H. Taylor*

*By:	/s/ Roland R. Manarin
Roland R. Manarin
Director and President (Principal Executive Officer),
and as Attorney in fact pursuant to Power of Attorney filed
on April 28, 2008, Post-Effective Amendment No. 10.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase